Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance at Apr. 30, 2019	$ 24,380	$ 2,520		$ (33,091)	$ (6,191)
Balance, shares at Apr. 30, 2019	24,380,000
Contribution of Slinger Bag Limited			(2)	(967,678)	(967,680)
Shares issuable related to note payable		1,492,188			1,492,188
Distribution to shareholder		(332,239)			(332,239)
Forgiveness of net liabilities owed to former majority shareholder		15,289			15,289
Shares issued in connection with conversion of debt	$ 369	182,476
Shares issued in connection with conversion of debt, shares	369,354
Share-based compensation		3,741,746			3,741,746
Warrants issued with notes payable		112,990			112,990
Foreign currency translation			(5,034)		(5,034)
Net loss				(9,227,744)	(9,227,744)
Balance at Apr. 30, 2020	$ 24,749	5,214,970	(5,036)	(10,228,513)	(4,993,830)
Balance, shares at Apr. 30, 2020	24,749,354
Shares issued related to note payable	$ 1,217	(1,217)
Shares issued related to note payable, shares	1,216,560
Forgiveness of net liabilities owed to former majority shareholder
Shares issued in connection with conversion of debt	$ 300	238,149			238,449
Shares issued in connection with conversion of debt, shares	300,000
Shares issued in connection with conversion of note payable	$ 772	1,749,232			1,750,004
Shares issued in connection with conversion of note payable, shares	772,332
Shares issued in connection with purchase of trademark	$ 35	35,316			35,351
Shares issued in connection with purchase of trademark, shares	35,000
Warrants issued in connection with purchase of trademark		50,232			50,232
Warrants issued related to notes payable - related party		2,157,818			2,157,818
Shares issued in connection with services	$ 570	849,559			850,129
Shares issued in connection with services, shares	569,582
Share-based compensation		70,997			70,997
Foreign currency translation			(15,134)		(15,134)
Net loss				(18,594,760)	(18,594,760)
Balance at Apr. 30, 2021	$ 27,643	$ 10,365,056	$ (20,170)	$ (28,823,273)	$ (18,450,744)
Balance, shares at Apr. 30, 2021	27,642,828